Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 1,545	£ 1,817	£ 1,917
Tax calculated at a tax rate of 19% (2017: 19.25%, 2016: 20.00%)	294	350	384
Bank surcharge on profits	109	132	134
Non-deductible preference dividends paid	8	9	8
Non-deductible UK Bank Levy	20	25	30
Non-deductible conduct remediation, fines and penalties	6	35	39
Other non-deductible costs and non-taxable income	30	30	7
Effect of change in tax rate on deferred tax provision	(1)	(2)	(2)
Adjustment to prior year provisions	(25)	(18)	(2)
Tax charge	£ 441	£ 561	£ 598